MINERAL PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTY, PLANT, AND EQUIPMENT [Text Block]

4. MINERAL PROPERTY, PLANT, AND EQUIPMENT

	Property and equipment	Construction in progress	Mineral property	Exploration and evaluation assets	Total
Cost
At December 31, 2018	$1,051	$—	$—	$3,803	$4,854
Right of use asset recognized	486	—	—	—	486
Additions	853	—	—	227	1,080
Effect of foreign currency translation	81	—	—	196	277
At December 31, 2019	2,471	—	—	4,226	6,697
Additions	1,808	27,071	—	2,362	31,241
Transfers	(232)	232	4,092	(4,092)	—
Effect of foreign currency translation	134	1,465	220	(8)	1,811
At December 31, 2020	$4,181	$28,768	$4,312	$2,488	$39,749

Accumulated depreciation
At December 31, 2018	$(96)	$—	$—	$—	$(96)
Depreciation for the year	(212)	—	—	—	(212)
Effect of foreign currency translation	(9)	—	—	—	(9)
At December 31, 2019	(317)	—	—	—	(317)
Depreciation for the year	(395)	—	—	—	(395)
Effect of foreign currency translation	(28)	—	—	—	(28)
At December 31, 2020	$(740)	$—	$—	$—	$(740)

Carrying amounts
At December 31, 2019	$2,154	$—	$—	$4,226	$6,380
At December 31, 2020	$3,441	$28,768	$4,312	$2,488	$39,009

Effective December 29, 2020, the Company determined that the technical feasibility and commercial viability of the Las Chispas Project had been demonstrated based on the substantial amount of work that had been completed on the Las Chispas Feasibility Study, at that time. The Company received the approval of the Board of Directors to enter into the EPC agreement to commence the construction of the process plant. Accordingly, the Company transferred the capitalized costs of the Las Chispas Project from exploration and evaluation assets to mineral property and began to capitalize development costs.

Concurrent with the development decision, the Company completed an impairment test of the Las Chispas Project which compared the carrying value to the recoverable amount. The recoverable amount is the greater of the value in use and the fair value less disposal costs. The fair value less disposal costs is calculated using a discounted cash flow model with feasibility study economics. The significant assumptions that impacted the fair value included future silver and gold prices, capital cost estimates, operating cost estimates, estimated mineral reserves and resources, and the discount rate. Based on the result of the impairment test, the Company concluded that there was no impairment.

On December 31, 2020, the Company’s subsidiary entered into the EPC agreement with Ausenco Engineering Canada Inc. and its affiliate (“Ausenco”) to construct a 1,250 tonne per day process plant at Las Chispas. The EPC agreement has a fixed price of $76,455 and at December 31, 2020, the Company had incurred $23,151 which was recorded as construction in progress. As such, at December 31, 2020, the Company’s remaining commitment to Ausenco on the EPC agreement was $53,304.

At December 31, 2020, the Company had also committed to an additional $2,802 of costs related to construction in progress.

In 2019 the Company voluntarily adopted a new accounting policy with respect to exploration and evaluation expenditures to expense all exploration and evaluation expenditures as incurred. This change was applied retrospectively. The Company determined that this change in accounting policy increases the comparability to peer companies and enhances the relevance of the financial statements for users.

Exploration and evaluation expenditures

The following table details the exploration and evaluation expenditures for the years for all properties:

	2020	2019
		Restated (note 2)
Las Chispas Property
Assays	$1,373	$2,142
Decline construction and underground workings	15,289	8,558
Depreciation	265	94
Drilling	16,353	18,108
Field and administrative costs	4,223	2,323
Salaries and remuneration (notes 6)	4,966	2,611
Share-based compensation (notes 6 and 7)	1,260	1,777
Technical consulting services and studies	3,775	2,282
Subtotal - Las Chispas Property	47,504	37,895
Other exploration properties	666	173
Total exploration and evaluation expenditures	$48,170	$38,068